Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Short-term Debt

	As of December 31,
	2012	2011
	(In $ millions)
Short-Term Borrowings and Current Installments of Long-Term Debt - Third Party and Affiliates
Current installments of long-term debt	60	38
Short-term borrowings, including amounts due to affiliates	108	106
Total	168	144

The Company's weighted average interest rate on short-term borrowings, including amounts due to affiliates, was 4.0% as of December 31, 2012 compared to 4.3% as of December 31, 2011.

Schedule of Long-term Debt

	As of December 31,
	2012	2011
	(In $ millions)
Long-Term Debt
Senior credit facilities - Term C loan due 2016	977	1,386
Senior unsecured notes due 2018, interest rate of 6.625%	600	600
Senior unsecured notes due 2021, interest rate of 5.875%	400	400
Senior unsecured notes due 2022, interest rate of 4.625%	500	—
Credit-linked revolving facility due 2014, interest rate of 1.8%	50	—
Pollution control and industrial revenue bonds, interest rates ranging from 5.7% to 6.7%, due at various dates through 2030	182	182
Obligations under capital leases due at various dates through 2054	244	248
Other bank obligations due 2017, interest rate of 5.9%	37	95
Subtotal	2,990	2,911
Current installments of long-term debt	(60)	(38)
Total	2,930	2,873

Schedule of Amortization of Deferred Financing Costs	Amortization of deferred financing costs is as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Interest expense	4	4	7

Schedule of Net Deferred Financing Costs	Net deferred financing costs are as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Noncurrent Other assets	30	28

Schedule of Estimated Net Leverage Ratio and Estimated Margin
The margin for borrowings under the revolving credit facility is currently 2.5% above LIBOR or EURIBOR, as applicable, subject to increase or reduction in certain circumstances based on changes in the Company’s corporate credit ratings. Borrowings under the credit-linked revolving facility and the Term C loan facility bear interest at a variable interest rate based on LIBOR (for US dollars) or EURIBOR (for Euros), plus a margin which varies based on the Company's net leverage ratio.
The estimated net leverage ratio and margin are as follows:

	As of December 31, 2012
	Estimated Total Net Leverage Ratio	Estimated Margin
Credit-linked revolving facility	1.60	1.50%
Term C	1.60	2.75%
Borrowings under the Amended Credit Agreement bear interest at a variable interest rate based on LIBOR (for US dollars) or EURIBOR (for Euros), or, for US dollar-denominated loans under certain circumstances, a base rate, in each case plus a margin.
The margin on each facility may increase or decrease 0.25% based on the following:

Credit-Linked Revolving Facility		Term C Loan Facility
Total Net Leverage Ratio	Margin over LIBOR or EURIBOR	Total Net Leverage Ratio	Margin over LIBOR or EURIBOR
< = 2.25	1.50%	< = 1.75	2.75%
> 2.25	1.75%	> 1.75 and < = 2.25	3.00%
		> 2.25	3.25%
Term loan borrowings under the Amended Credit Agreement are subject to amortization at 1% of the initial principal amount per annum, payable quarterly. In addition, the Company pays quarterly commitment fees on the unused portions of the revolving credit facility and credit-linked revolving facility of 0.25% and 1.50% per annum, respectively.

Schedule of First Lien Senior Secured Leverage Ratios and Borrowing Capacity
The Company’s first lien senior secured leverage ratios and the borrowing capacity under the revolving credit facility are as follows:

	As of December 31, 2012
	First Lien Senior Secured Leverage Ratio
			Estimate, if Fully Drawn	Borrowing Capacity
	Maximum	Estimate
				(In $ millions)
Revolving credit facility	3.90	0.88	1.37	600

Schedule of Balances Available for Borrowing Under the Revolving Credit Facility and the Credit-linked Revolving Facility
The balances available for borrowing are as follows:

As of December 31, 2012
(In $ millions)
Revolving Credit Facility
Borrowings outstanding	—
Letters of credit issued	—
Available for borrowing	600
Credit-Linked Revolving Facility
Borrowings outstanding	50
Letters of credit issued	70
Available for borrowing	108

Schedule of Principle Payments	Principal payments scheduled to be made on the Company's debt, including short-term borrowings, are as follows:

(In $ millions)
2013	168
2014	73
2015	23
2016	962
2017	17
Thereafter	1,855
Total	3,098